Right-of-use assets (Details Narrative) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 01, 2019
Lessee, Lease, Description [Line Items]
Operating lease liability		$ 7,605	$ 39,556
Facility in Vancouver Canada [Member]
Lessee, Lease, Description [Line Items]
Operating lease liability				$ 125,474
Discount rate				4.12%